Schedule of Estimated Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Molding Equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Molding Equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years